UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

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                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                   DATE OF REPORTING PERIOD: JANUARY 31, 2005


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ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS                                         COMMERCE CAPITAL
JANUARY 31, 2005 (UNAUDITED)                                TREASURY OBLIGATIONS
                                                               MONEY MARKET FUND
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U.S. TREASURY OBLIGATIONS -- 56.4%
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                                                      FACE
                                                      AMOUNT         VALUE
                                                  ------------   -------------
     U.S. Treasury Bills (A)
       1.709%, 02/10/05                           $30,000,000    $ 29,987,287
       1.756%, 02/17/05                            30,000,000      29,976,778
       1.811%, 02/24/05                            30,000,000      29,965,564
       1.900%, 03/03/05                            30,000,000      29,952,875
       1.970%, 03/10/05                            30,000,000      29,939,721
       2.183%, 03/17/05                            30,000,000      29,920,494
       2.215%, 03/24/05                            10,000,000       9,968,833
       2.306%, 04/14/05                            20,000,000      19,908,400
       2.100%, 04/21/05                            30,000,000      29,863,067
       2.233%, 04/28/05                            20,000,000      19,894,411
       2.318%, 05/19/05                            30,000,000      29,795,511
       2.619%, 07/21/05                            30,000,000      29,633,792
                                                                 -------------
     TOTAL  U.S. TREASURY OBLIGATIONS
       (Cost $318,806,733)                                        318,806,733
                                                                 -------------
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REPURCHASE AGREEMENTS -- 43.7%
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     ABN-AMRO, 2.410%, dated 01/31/05, to be
       repurchased on 02/01/05, repurchase
       price $23,368,405 (collateralized by
       various U.S. Treasury Bills, par value
       $24,118,000, 2.610% (A), 07/14/05;
       total market value $23,834,614)             23,366,789      23,366,789
     Credit Suisse First Boston, 2.420%,
       dated 01/31/05, to be repurchased
       on 02/01/05, repurchase price $71,556,400
       (collateralized by various U.S. Treasury
       Bills, ranging in par value $15,650,000-
       $57,709,000, 2.354%-2.467% (A), 04/14/05-
       05/05/05; total market value $72,984,722)   71,551,547      71,551,547
     JPMorgan Chase, 1.900%, dated 01/31/05, to
       be repurchased on 02/01/05, repurchase
       price $8,011,302 (collateralized by
       various U.S. Treasury Bills, par value
       $8,180,000, 1.971% (A), 02/17/05; total
       market value $8,172,393)                     8,010,879       8,010,879
     Morgan Stanley, 2.100%, dated 01/31/05, to
       be repurchased on 02/01/05, repurchase
       price  $16,064,963 (collateralized by
       various U.S. Treasury Bills, ranging in
       par value $3,109,000-$13,486,000,
       2.637%-2.639% (A), 07/21/05 - 07/28/05;
       total market value $16,388,134)             16,064,026      16,064,026
     UBS Paine Webber, 2.420%, dated 01/31/05,
       to be repurchased on 02/01/05, repurchase
       price $128,203,703 (collateralized by
       various U.S. Treasury Bills, ranging in
       par value $791,000-$127,685,000, 2.058%-
       2.639% (A), 02/24/05 - 07/28/05; total
       market value $130,760,513)                 128,194,931     128,194,931
                                                                --------------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $247,188,172)                                        247,188,172
                                                                --------------

     TOTAL INVESTMENTS -- 100.1%
       (Cost $565,994,905)+                                     $ 565,994,905
                                                                ==============

          PERCENTAGES ARE BASED ON NET ASSETS OF $565,499,535.

     (A)  THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
       + FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK COST.

          FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Advisors' Inner Circle Fund


By (Signature and Title)*                    /s/ James F. Volk
                                             -------------------
                                             James F. Volk
                                             President


Date March 15, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ James F. Volk
                                             -------------------
                                             James F. Volk
                                             President


Date March 15, 2005


By (Signature and Title)*                    /s/ Peter J. Golden
                                             -------------------
                                             Peter J. Golden
                                             Controller & CFO


Date March 15, 2005

* Print the name and title of each signing officer under his or her signature.